Business Combinations - Fair value of Apex assets acquired and liabilities assumed (Details 2) (Apex, Fair Value, USD $) In Thousands, unless otherwise specified	Jun. 04, 2012
Apex | Fair Value
Assets acquired:
Accounts receivable	$ 243
Due from related party	412
Other current assets	62
Property and equipment	30
Intangible assets	4,466
Goodwill	2,449
Total assets	7,662
Liabilities assumed:
Accounts payable and other accrued liabilities	194
Unearned revenue	297
Deferred tax liability	1,184
Total liabilities assumed	1,675
Net assets acquired	5,987
Purchase consideration:
Cash paid at closing	4,801
Accrued earn out consideration	1,186
Total purchase consideration	$ 5,987